UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Growth and Income Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Financials - 21.0%
Capital Markets - 3.5%
Bank of New York Mellon Corp.	469,900	$21,911,437
Franklin Resources, Inc.	277,800	28,955,094
Janus Capital Group, Inc.	440,600	11,900,606
Merrill Lynch & Co., Inc.	436,500	24,618,600
MF Global Ltd. (a)	26,400	793,320
Morgan Stanley	487,000	24,072,410
Northern Trust Corp.	200,000	14,672,000

		126,923,467

Commercial Banks - 0.6%
Wells Fargo & Co.	674,300	22,932,943

Consumer Finance - 0.7%
American Express Co.	466,700	23,017,644

Diversified Financial Services - 3.6%
Bank of America Corp.	658,400	29,200,040
Citigroup, Inc.	1,157,300	32,659,006
JPMorgan Chase & Co.	1,373,900	65,328,945

		127,187,991

Insurance - 12.6%
ACE Ltd.	1,700,000	99,178,000
American International Group, Inc.	1,784,800	98,449,568
Axis Capital Holdings Ltd.	2,864,000	114,674,560
Hartford Financial Services Group, Inc.	754,200	60,916,734
Loews Corp.	550,000	25,679,500
MetLife, Inc.	449,900	26,530,603
Prudential Financial, Inc.	325,500	27,462,435

		452,891,400

		752,953,445

Health Care - 15.5%
Health Care Providers & Services - 7.3%
Aetna, Inc.	1,315,000	70,036,900
UnitedHealth Group, Inc.	1,773,500	90,164,740
WellPoint, Inc. (a)	1,292,500	101,073,500

		261,275,140

Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.	626,300	14,523,897
Eli Lilly & Co.	1,582,100	81,509,792

Merck & Co., Inc.	1,843,900	85,335,692
Schering-Plough Corp.	4,651,100	91,022,027
Wyeth	532,500	21,193,500

		293,584,908

		554,860,048

Industrials - 15.3%
Aerospace & Defense - 8.0%
Honeywell International, Inc.	1,696,800	100,229,976
Lockheed Martin Corp.	866,400	93,501,888
United Technologies Corp.	1,300,000	95,433,000

		289,164,864

Commercial Services & Supplies - 0.3%
Monster Worldwide, Inc. (a)	400,000	11,140,000

Electrical Equipment - 4.7%
Ametek, Inc.	442,565	19,490,563
Cooper Industries Ltd.-Class A	380,900	16,965,286
Emerson Electric Co.	2,600,000	132,184,000

		168,639,849

Industrial Conglomerates - 1.6%
General Electric Co.	1,580,800	55,976,128

Machinery - 0.7%
Eaton Corp.	240,300	19,887,228
ITT Corp.	85,200	5,063,436

		24,950,664

		549,871,505

Information Technology - 14.3%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	4,156,900	101,844,050
Juniper Networks, Inc. (a)	442,200	12,005,730

		113,849,780

Computers & Peripherals - 3.9%
Hewlett-Packard Co.	441,900	19,333,125
Sun Microsystems, Inc. (a)	6,800,000	119,000,000

		138,333,125

Electronic Equipment & Instruments - 0.5%
Tyco Electronics Ltd.	557,600	18,852,456

IT Services - 1.9%
Accenture Ltd.-Class A	1,988,300	68,834,946

Semiconductors & Semiconductor Equipment - 3.4%
Broadcom Corp.-Class A (a)	1,252,500	27,655,200
Integrated Device Technology, Inc. (a)	3,093,900	23,049,555
Intel Corp.	430,500	9,126,600
Lam Research Corp. (a)	648,200	24,884,398
MEMC Electronic Materials, Inc. (a)	219,300	15,671,178
Nvidia Corp. (a)	850,400	20,911,336

		121,298,267

Software - 1.4%
Adobe Systems, Inc. (a)	706,500	24,678,045
Microsoft Corp.	801,400	26,125,640

		50,803,685

		511,972,259

Energy - 13.2%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	240,300	15,602,679

Oil, Gas & Consumable Fuels - 12.8%
Apache Corp.	308,400	29,433,696
Chevron Corp.	887,400	74,985,300
ConocoPhillips	1,322,500	106,223,200
Exxon Mobil Corp.	965,100	83,384,640
Marathon Oil Corp.	612,400	28,690,940
Noble Energy, Inc.	354,600	25,736,868
Total SA (ADR)	1,500,000	109,170,000

		457,624,644

		473,227,323

Consumer Staples - 9.1%
Beverages - 0.8%
PepsiCo, Inc.	438,800	29,921,772

Food & Staples Retailing - 2.6%
Safeway, Inc.	3,000,000	92,970,000

Household Products - 1.5%
Procter & Gamble Co.	848,400	55,951,980

Tobacco - 4.2%
Altria Group, Inc.	878,000	66,569,960
Loews Corp. - Carolina Group	1,009,500	82,910,235

		149,480,195

		328,323,947

Telecommunication Services - 6.9%
Diversified Telecommunication Services - 6.9%
AT&T, Inc.	3,224,200	124,099,458
CenturyTel, Inc.	1,779,920	65,696,847
Verizon Communications, Inc.	1,473,000	57,211,320

		247,007,625

Consumer Discretionary - 3.5%
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	175,000	9,371,250
Wyndham Worldwide Corp.	623,800	14,696,728

		24,067,978

Household Durables - 0.5%
DR Horton, Inc.	182,500	3,148,125
KB Home	138,200	3,800,500
Pulte Homes, Inc.	708,900	11,583,426

		18,532,051

Media - 1.5%
News Corp.-Class A	900,000	17,010,000
Omnicom Group, Inc.	681,400	30,915,118
Viacom, Inc.-Class B (a)	171,500	6,647,340

		54,572,458

Multiline Retail - 0.4%
Kohl’s Corp. (a)	347,020	15,837,993

Textiles Apparel & Luxury Goods - 0.4%
Nike, Inc.-Class B	221,900	13,704,544

		126,715,024

Utilities - 0.6%
Electric Utilities - 0.6%
FirstEnergy Corp.	327,200	23,303,184

Materials - 0.4%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	59,700	5,374,194
Dow Chemical Co.	125,000	4,832,500
E.I. Du Pont de Nemours & Co.	111,900	5,055,642

		15,262,336

Total Common Stocks (cost $3,300,932,241)		3,583,496,696

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $27,557,515)	27,557,515	27,557,515

Total Investments - 100.5% (cost $3,328,489,756)		3,611,054,211
Other assets less liabilities - (0.5)%		(19,708,636)

Net Assets - 100.0%		$3,591,345,575

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2008

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